CONSOLIDATED COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED COMPREHENSIVE LOSS [Abstract]
Change in employees plan assets and benefit obligations, tax	$ 96	$ 1,774	$ 1,268